Parent Company Only Condensed Financial Information - Schedule of Balance Sheets (Details) - Parent Company [Member] - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current Assets
Cash	$ 2,056,270
Other receivables and other current assets	293,333
Deffered IPO Cost		1,088,400
Total Current Assets	2,349,603	1,088,400
Non-Current Assets
Investment in subsidiaries and VIEs	3,716,103	1,879,477
Total Non-Current Assets	3,716,103	1,879,477
TOTAL ASSETS	6,065,706	2,967,877
Current Liabilities
Accruals and other payables	60,000
Intercompany Payable	2,010,851	1,461,792
Total Current Liabilities	2,070,851	1,461,792
TOTAL LIABILITIES	2,070,851	1,461,792
Shareholders’ Equity
Subscription Receivable
Additional Paid In Capital	28,021,581	1,161,211
Statutory Reserve	217,264	131,962
(Accumulated Deficits) Retained Earning	(24,178,267)	271,788
Accumulated Other Comprehensive Loss	(66,400)	(59,376)
Total Stockholders’ Equity	3,994,855	1,506,085
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,065,706	2,967,877
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary Shares, value	296	119
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary Shares, value	$ 381	$ 381